Earnings per share - Additional Information (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Earnings per share [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days	10 days
Management Award 2016
Earnings per share [line items]
Dilutive Effect of Restricted Share Awards on Number of Ordinary Shares		278,209
Management Award 2017
Earnings per share [line items]
Dilutive Effect of Restricted Share Awards on Number of Ordinary Shares		85,315
Non-Executive Director
Earnings per share [line items]
New awards granted in the period (in shares)	2,460	39,370